RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
20. RELATED PARTY TRANSACTIONS
Purchases from Carrier and its affiliates comprised 62% of all inventory purchases made during each of 2019, 2018 and 2017. At December 31, 2019 and 2018, approximately $86,000 and $71,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2019, 2018 and 2017 included approximately $91,000, $84,000 and $64,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length
basis in the ordinary course of business.
A member of our Board of Directors is the Senior Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel for compliance and acquisition-related legal services. During 2019 and 2018, we paid this firm $187 and $131, respectively, for services performed, and no amount was payable at December 31, 2019.
A member of our Board of Directors is the Chairman and Chief Executive Officer of Moss & Associates LLC, which served as general contractor for the remodeling of our Miami headquarters that was completed in 2018. We paid Moss & Associates LLC $124 and $951 for construction services performed during 2018 and 2017, respectively.